                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch St., Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:
Kimberly Voss                      Boston, MA          January 30, 2001
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

           ---------------          ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     0
                                                           --------------------

Form 13F Information Table Entry Total:                               51
                                                           --------------------

Form 13F Information Table Value Total:                          195,510
                                                           --------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number      Name

     None
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

Name of Issuer                             Title of Class  CUSIP       Value (x $1000)    Shrs or Prn Amt   Sh/ Put/ Prn Call
ABITIBI-CONSOLIDATED                       COMMON          003924107               551            60,000    SH
ACE LIMITED                                COMMON          9007K103              3,820            90,000    SH
ALBERTA ENERGY COMPANY CORP                COMMON          012873105             3,045            63,100    SH
ALLIED IRISH BANKS PLC                     COMMON          019228402               891            37,900    SH
AMERICAN EXPRESS CO                        COMMON          025816109             4,121            75,000    SH
ANADARKO PETE                              COMMON          032511107             4,792            67,415    SH
APACHE                                     COMMON          037411105             1,969            28,100    SH
AVAYA INC                                  COMMON          053499109               928            90,000    SH
BARCLAYS PLC                               COMMON          06738E204             1,828            14,200    SH
BOSTON SCIENTIFIC CORP                     COMMON          101137107             2,123           155,100    SH
BURLINGTON RES                             COMMON          122014103             2,525            50,000    SH
CARNIVAL CORP                              COMMON          143658102             1,849            60,000    SH
CHARTER COMMUNICATIONS                     COMMON          16117M107             4,794           211,300    SH
CHESAPEAKE ENERGY CORP                     COMMON          165167107             1,923           190,000    SH
CITIGROUP INC                              COMMON          172967101               255             5,000    SH
COMCAST CORP                               COMMON          200300200             7,498           185,500    SH
CORNING INC                                COMMON          219350105             1,875            35,500    SH
COUNTRYWIDE CREDIT INDUSTRIES INC          COMMON          222372104             1,457            29,000    SH
DYNEGY INC                                 COMMON          26816Q101             4,765            85,000    SH
EMERSON CORP                               COMMON          291011104             2,498            31,700    SH
FANNIE MAE                                 COMMON          313586109             9,013           103,900    SH
FOSTER WHEELER CORP                        COMMON          350244109               187            35,700    SH
FOX ENTERTAINMENT GROUP                    COMMON          35138T107               715            40,000    SH
FRANKLIN RESOURCES INC                     COMMON          354613101               953            25,000    SH
FREDIE MAC                                 COMMON          313400301             4,477            65,000    SH
GANNETT CO INC                             COMMON          364730101             2,081            33,000    SH
GENERAL MOTORS CLASS H                     COMMON          370442832             1,783            77,500    SH
GOLDMAN SACHS                              COMMON          38141G104             3,743            35,000    SH
GOODYEAR TIRE AND RUBBER                   COMMON          382550101               382            16,600    SH
GRANT PRIDECO INC                          COMMON          38821G101             2,067            94,200    SH
HARTFORD FINANCIAL                         COMMON          416515104             3,693            52,300    SH
HEALTH MGMT                                COMMON          421933102             2,548           122,800    SH
HEALTHSOUTH CORP                           COMMON          421924101               489            30,000    SH
iSHARES INC                                COMMON          464286806             1,560            80,000    SH
JOHNSON & JOHNSON                          COMMON          478160104             3,309            31,500    SH
KEER-MCGEE CORP                            COMMON          492386107             5,021            75,000    SH
LIBERTY MEDIA GROUP                        COMMON          001957208             4,431           290,000    SH
MASCO CORP                                 COMMON          574599106               899            35,000    SH
MERRILL LYNCH                              COMMON          590188108             2,871            42,100    SH
NOBLE AFFILIATES INC                       COMMON          654894104             4,250            92,400    SH
NOKIA CORP                                 COMMON          654902204             7,613           175,000    SH
P&O PRINCESS CRUISES                       COMMON          693070104               178            10,700    SH
PHILLIPS PETROLEUM CO                      COMMON          718507106             5,971           105,000    SH
SHAW INDUSTRIES INC                        COMMON          820286102               568            30,000    SH
TEXTRON INC                                COMMON          883203101             1,274            27,400    SH
THE COSTAL CORPORATION                     COMMON          190441105             5,299            60,000    SH
THE ST. PAUL COMPANIES INC                 COMMON          792860108             5,974           110,000    SH
TIDEWATER                                  COMMON          886423102             1,242            28,000    SH
UNITED TECHNOLOGIES CORP                   COMMON          913017109             6,376            81,100    SH
UNOCAL CORP DEL                            COMMON          915289102             2,631            68,000    SH
US TREASURIES NOTES NOV 2002 5.625         GOVT BOND       9128276p2            50,406        50,000,000    SH

Name of Issuer                             Investment Discretion     Other Managers     Voting Sole    Authority Shared    Other
ABITIBI-CONSOLIDATED                       SOLE                                              60,000
ACE LIMITED                                SOLE                                              90,000
ALBERTA ENERGY COMPANY CORP                SOLE                                              63,100
ALLIED IRISH BANKS PLC                     SOLE                                              37,900
AMERICAN EXPRESS CO                        SOLE                                              75,000
ANADARKO PETE                              SOLE                                              67,415
APACHE                                     SOLE                                              28,100
AVAYA INC                                  SOLE                                              90,000
BARCLAYS PLC                               SOLE                                              14,200
BOSTON SCIENTIFIC CORP                     SOLE                                             155,100
BURLINGTON RES                             SOLE                                              50,000
CARNIVAL CORP                              SOLE                                              60,000
CHARTER COMMUNICATIONS                     SOLE                                             211,300
CHESAPEAKE ENERGY CORP                     SOLE                                             190,000
CITIGROUP INC                              SOLE                                               5,000
COMCAST CORP                               SOLE                                             185,500
CORNING INC                                SOLE                                              35,500
COUNTRYWIDE CREDIT INDUSTRIES INC          SOLE                                              29,000
DYNEGY INC                                 SOLE                                              85,000
EMERSON CORP                               SOLE                                              31,700
FANNIE MAE                                 SOLE                                             103,900
FOSTER WHEELER CORP                        SOLE                                              35,700
FOX ENTERTAINMENT GROUP                    SOLE                                              40,000
FRANKLIN RESOURCES INC                     SOLE                                              25,000
FREDIE MAC                                 SOLE                                              65,000
GANNETT CO INC                             SOLE                                              33,000
GENERAL MOTORS CLASS H                     SOLE                                              77,500
GOLDMAN SACHS                              SOLE                                              35,000
GOODYEAR TIRE AND RUBBER                   SOLE                                              16,600
GRANT PRIDECO INC                          SOLE                                              94,200
HARTFORD FINANCIAL                         SOLE                                              52,300
HEALTH MGMT                                SOLE                                             122,800
HEALTHSOUTH CORP                           SOLE                                              30,000
iSHARES INC                                SOLE                                              80,000
JOHNSON & JOHNSON                          SOLE                                              31,500
KEER-MCGEE CORP                            SOLE                                              75,000
LIBERTY MEDIA GROUP                        SOLE                                             290,000
MASCO CORP                                 SOLE                                              35,000
MERRILL LYNCH                              SOLE                                              42,100
NOBLE AFFILIATES INC                       SOLE                                              92,400
NOKIA CORP                                 SOLE                                             175,000
P&O PRINCESS CRUISES                       SOLE                                              10,700
PHILLIPS PETROLEUM CO                      SOLE                                             105,000
SHAW INDUSTRIES INC                        SOLE                                              30,000
TEXTRON INC                                SOLE                                              27,400
THE COSTAL CORPORATION                     SOLE                                              60,000
THE ST. PAUL COMPANIES INC                 SOLE                                             110,000
TIDEWATER                                  SOLE                                              28,000
UNITED TECHNOLOGIES CORP                   SOLE                                              81,100
UNOCAL CORP DEL                            SOLE                                              68,000
US TREASURIES NOTES NOV 2002 5.625         SOLE                                          50,000,000